13. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

On October 15, 2020, the Company’s registration statement (Form S1) filed on September 10, 2020 and amended on October 8, 2020 was made effective by the SEC.

On October 27, 2020, the Company amended the lease of its offices in Norcross, Georgia. The Company has extended the lease for sixty-two (62) months. The lease will begin on April 1, 2021 and end on May 31, 2026. Rents for the one-year periods beginning on April 1, 2021 and ending on May 31, 2026 are: $8,824, $9,091, $9,370, $9,648, $9,936, and $10,236. Also, the Company will pay any additional rent for the Company’s proportionate share of basic costs and all other charges when due and payable under the lease. The landlord will abate the rent for the first two months. In addition, the Company will have a five-year renewal option effective June 1, 2026. The rent for the renewal option will be based upon prevailing market rate and shall escalate by three percent (3%).